Document And Entity Information - shares	12 Months Ended
	Jun. 30, 2016	Nov. 11, 2016
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Registrant Name	Delta Technology Holdings Ltd
Entity Central Index Key	0001543268
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	DELT
Entity Common Stock, Shares Outstanding		9,618,852